Stockholders' equity - Stock-Based Compensation (Details) (USD $)	12 Months Ended											12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013 Exercise price $4.50 per share	Dec. 31, 2013 Tecogen	Dec. 31, 2012 Tecogen	Dec. 31, 2012 Tecogen Exercise price $3.20 per share	Dec. 31, 2013 Tecogen Exercise price $3.20 per share	Dec. 31, 2013 Tecogen Exercise price $4.50 per share	Dec. 31, 2013 Tecogen Stock options	Dec. 31, 2012 Tecogen Stock options	Dec. 31, 2013 Tecogen Restricted stock	Dec. 31, 2012 Tecogen Restricted stock	Dec. 31, 2011 Tecogen Restricted stock	Dec. 31, 2013 Tecogen Restricted stock Minimum	Dec. 31, 2013 Tecogen Restricted stock Maximum	Dec. 31, 2013 Tecogen Amended Plan Stock options	Dec. 31, 2012 Tecogen Amended Plan Stock options	Dec. 31, 2006 Tecogen Amended Plan Stock options	Dec. 31, 2013 Ilois	Dec. 31, 2012 Ilois	Dec. 31, 2013 Ilois Restricted stock	Dec. 31, 2012 Ilois Restricted stock	Dec. 31, 2011 Ilois Restricted stock	Dec. 31, 2013 Ilois Restricted stock Minimum	Dec. 31, 2013 Ilois Restricted stock Maximum	Dec. 31, 2013 Ilois 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance														1,838,750		1,000,000
Number of shares remaining available for future issuance														58,683	135,183
Maximum number of shares allowable for issuance																								2,000,000
Options granted		76,500	17,500	17,500	37,500	39,000											0	50,000
Options granted, exercise price in usd per share			$ 3.20	$ 3.20	$ 3.20	$ 4.50											$ 0	$ 0.50
Fair value of options issued		$ 80,952	$ 20,223															$ 9,750
Weighted-average grant date fair value of options granted				$ 1.16	$ 0.75	$ 1.35												$ 0.20
Restricted stock granted									0	0									0	0
Award vesting period	5 years						4 years	4 years				90 days	1 year				4 years					90 days	1 year
Vesting percentage												100.00%	100.00%									100.00%	100.00%
Award expiration period							10 years	10 years									10 years
Recognized stock-based compensation		59,678	136,184														(41,311)	59,361
Unvested restricted stock outstanding									361,570	399,070	483,317								310,000	510,000	560,000
Compensation cost related to unvested restricted stock awards and stock option awards not yet recognized		$ 124,845	$ 183,230														$ 9,004	$ 67,493
Compensation cost not yet recognized, weighted average period of recognition		6 months 22 days															1 year 7 months 2 days